Share-Based Compensation (Schedule Of Share-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 35.3	$ 31.5	$ 31.5
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	1.1	1.6	2.2
Selling, General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	16.6	17.4	17.0
Research And Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	14.9	11.5	11.8
Other Net Charges [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	1.1	1.0	1.7
Net Gain/(Loss) On Divestment Of Business [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 1.6		$ (1.2)